Long-Term Debt - Additional Information - Term Loans (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) vessel subsidiary contract term_loan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 3,449,611	$ 6,730,132
Unrealized foreign exchange gain (loss)	(26,463)	(6,548)	$ (2,195)
Euro-denominated Term Loans due through 2023
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 232,957	$ 219,733
Euro-denominated Term Loans due through 2023 | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate		0.60%
Euro-denominated Term Loans due through 2023 | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate		2.25%
Teekay LNG | Euro-denominated Term Loans due through 2023
Debt Instrument [Line Items]
Number of debt instruments | term_loan	2
Carrying amount of long-term debt	$ 233,000	$ 219,700		€ 194.1	€ 208.9
Number of long term time charter contracts | contract	2
Number of vessels | vessel	2
Number of subsidiaries | subsidiary	1
Teekay LNG | Euro-denominated Term Loans due through 2023 | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.60%
Teekay LNG | Euro-denominated Term Loans due through 2023 | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	2.25%